Goodwill - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014
Goodwill [Line Items]
Accumulated impairment losses, net	$ 1,024,000,000	$ 1,024,000,000
Impairment loss of goodwill	0	38,000,000
Re-classification to AHFS		10,000,000
Veredus [Member]
Goodwill [Line Items]
Minority interest ownership percentage		67.00%
Re-classification to AHFS		10,000,000
Sale of equity interest, percentage	51.00%
Embedded Processing Solutions (EPS) [Member]
Goodwill [Line Items]
Accumulated impairment losses, net	1,018,000,000	1,018,000,000
Impairment loss of goodwill		38,000,000
Embedded Processing Solutions (EPS) [Member] | Microcontrollers, Memory & Security ("MMS") [Member]
Goodwill [Line Items]
Impairment loss of goodwill			0
Others [Member]
Goodwill [Line Items]
Accumulated impairment losses, net	6,000,000	6,000,000
Digital Convergence Group ("DCG") [Member]
Goodwill [Line Items]
Impairment loss of goodwill		$ 38,000,000